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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ----------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: GME Capital LLC
      ---------------
Address: 17 Heights Road
        ----------------
         Plandome, NY 11030
        -------------------


Form 13F File Number: 28-11270
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
       ---------------
Title: Managing Member
       ---------------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


  /s/   Edward M. Giles             New York, NY               05/07/07
      -------------------        -----------------          -------------
          [Signature]              [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1
                                         -------------

Form 13F Information Table Entry Total:             42
                                         -------------

Form 13F Information Table Value Total:         276946
                                         -------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



          NONE


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                                                           GME CAPITAL LLC
                                                              FORM 13F
                                                           as of 03/31/07

                                                                                                     Voting Authority
                                                                                                     ----------------
                                                             Value     Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  Title of class   CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn   Managers   Sole   Shared   None
--------------                  --------------   -----      --------   -------  ---  ----  -------   --------   ----   ------   ----
3D SYSTEMS CORP                 COM              88554D205     7545     344344  SH         Defined            344344
ACCELR8 TECHNOLOGY CORP         COM NEW          004304200       92      50900  SH         Defined             50900
AMERICAN VANGUARD CORP          COM              030371108     7188     420615  SH         Defined            420615
AMERIGAS PARTNERS - LP          UNIT LP INT      030975106      327      10000  SH         Defined             10000
ANALOG DEVICES                  COM              032654105      739      21423  SH         Defined             21423
BARRICK GOLD CORPORATION        COM              067901108     2651      92857  SH         Defined             92857
BREEZE-EASTERN CORP             COM              106764103      517      50700  SH         Defined             50700
BROOKFIELD ASSET MGMT INC       CL A LTD VT SHS  112585104     3337      63850  SH         Defined             63850
CAMECO CORP                     COM              13321l108     3152      77000  SH         Defined             77000
CELGENE CORP                    COM              151020104    91290    1740187  SH         Defined           1740187
CLEVELAND-CLIFFS INC            COM              185896107     9461     147800  SH         Defined            147800
ELAN CORP PLC ADR               ADR              284131208     8240     620000  SH         Defined            620000
EVERGREEN ENERGY INC            COM              30024B104     2056     313000  SH         Defined            313000
FIBERSTARS INC                  COM              315662106      656     116150  SH         Defined            116150
HEALTH CARE PPTY INVS COM       COM              421915109      231       6400  SH         Defined              6400
HUDSON CITY BANCORP INC         COM              443683107     5897     431079  SH         Defined            431079
KOPIN CORP.                     COM              500600101      130      38560  SH         Defined             38560
LIFECORE BIOMEDICAL INC.        COM              532187101     3102     165275  SH         Defined            165275
METABOLIX INC                   COM              591018809    16043    1438574  SH         Defined           1438574
MRV COMMUNICATIONS INC.         COM              553477100     1641     462200  SH         Defined            462200
NEWFIELD EXPLORATION CO         COM              651290108     4680     112200  SH         Defined            112200
NEWMONT MINING CORPORATION      COM              651639106     4113      97950  SH         Defined             97950
NOBLE CORP                      SHS              G65422100     5445      69200  SH         Defined             69200
NOVA CHEMICALS CORP             COM              66977W109     2601      84000  SH         Defined             84000
PALOMAR MEDICAL TECHNOLOGIES I  COM NEW          697529303     2397      60000  SH         Defined             60000
PEABODY ENERGY                  COM              704549104     2278      56600  SH         Defined             56600
PETROHAWK ENERGY CORP           COM              716495106     5840     443400  SH         Defined            443400
QUESTAR CORP                    COM              748356102     3898      43700  SH         Defined             43700
RAYONIER INC                    COM              754907103    10253     238444  SH         Defined            238444
SHIRE PLC                       Sponsored ADR    82481R106     7372     119100  SH         Defined            119100
SOUTHWESTERN ENERGY CO.         COM              845467109    22076     538700  SH         Defined            538700
STERICYCLE, INC.                COM              858912108     3460      42450  SH         Defined             42450
STREETTRACKS GOLD TRUST         Gold SHS         863307104     1052      16000  SH         Defined             16000
THERMO FISHER SCIENTIFIC INC    COM              883556102     9013     192800  SH         Defined            192800
THORATEC CORPORATION            COM NEW          885175307      209      10000  SH         Defined             10000
THORNBURG MORTGAGE INC          COM              885218107     5447     209500  SH         Defined            209500
TIERONE CORP                    COM              88650R108      837      30950  SH         Defined             30950
UNIVERSAL HEALTH RLTY IN        SH BEN INT       91359E105      789      22083  SH         Defined             22083
VENTANA MEDICAL SYSTEMS         COM              92276h106    10844     258814  SH         Defined            258814
WESTFIELD FINANCIAL INC         COM              96008P104      274      25594  SH         Defined             25594
WILLBROS GROUP INC              COM              969199108     6126     271800  SH         Defined            271800
WYETH                           COM              983024100     3647      72900  SH         Defined             72900
REPORT SUMMARY                             42 DATA RECORDS   276946     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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